Note 15 - Subsequent Events	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Subsequent Events [Text Block]

15. Subsequent Events

The following event occurred after June 30, 2025:

1.

On July 29, 2025, the Company signed two contracts for the construction of two additional eco-design fuel efficient containerships. The vessels will have a carrying capacity of about 4,300 teu each and will be built at Jiangsu Yangzi Xinfu Shipbuilding CO., Ltd., in China. The two newbuildings are scheduled to be delivered in the second quarter of 2028. The total contracted consideration for these two newbuilding contracts is approximately $118.5 million.

2.	In August 2025, the Company declared a dividend of $0.70 per share of common stock, which was paid on September 22, 2025, to holders of record on September 9, 2025.

3.	On May 14, 2025, Marcos Shipping Ltd. signed a memorandum of agreement to sell M/V “Marcos V”, a 6,350 TEU 2005-built Intermediate container carrier, for further trading, at a gross price of approximately $50 million. The vessel was delivered to her new owners on October 20, 2025. The gain on the sale of the vessel is approximately $10.2 million.